Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2020

	Shares	Value
COMMON STOCKS† - 3.4%
Diversified - 3.2%
Pershing Square Tontine Holdings Ltd.*,1	1,042,740	$22,325,063
Utilities - 0.1%
TexGen Power LLC*,†††	22,219	755,446
Consumer, Non-cyclical - 0.1%
Chef Holdings, Inc.*,†††	4,789	399,067
ATD New Holdings, Inc.*,††	13,571	214,870
Cengage Learning Holdings II, Inc.*,††	11,126	38,941
Targus Group International Equity, Inc.*,†††,2	12,989	27,057
Save-A-Lot*,†††	15,565	–
Total Consumer, Non-cyclical		679,935
Technology - 0.0%
Qlik Technologies, Inc. - Class A*,†††	56	68,392
Qlik Technologies, Inc. - Class B*,†††	13,812	–
Total Technology		68,392
Energy - 0.0%
SandRidge Energy, Inc.*	39,565	62,513
Titan Energy LLC*,1	9,603	384
Total Energy		62,897
Industrial - 0.0%
BP Holdco LLC*,†††,2	55,076	19,419
Vector Phoenix Holdings, LP*,†††	55,076	4,609
Total Industrial		24,028
Total Common Stocks
(Cost $24,191,661)		23,915,761
PREFERRED STOCKS† - 1.8%
Financial - 1.3%
Public Storage, 4.63%††	144,400	3,953,672
Prudential Financial, Inc. 4.13%	140,000	3,543,400
Public Storage, 5.40%††	41,000	1,061,080
Public Storage, 4.13%††	16,400	434,928
AgriBank FCB, 6.88%††	4,000	422,000
Total Financial		9,415,080
Government - 0.5%
Farmer Mac, 5.75%††	112,000	3,022,880
Total Preferred Stocks
(Cost $11,663,000)		12,437,960
CLOSED-END FUNDS† - 5.6%
BlackRock Taxable Municipal Bond Trust	285,768	7,544,275
Nuveen Taxable Municipal Income Fund	287,097	6,517,102
Nuveen AMT-Free Municipal Credit Income Fund	287,305	4,490,577
BlackRock Corporate High Yield Fund, Inc.	358,624	3,984,313
Invesco Municipal Opportunity Trust	224,602	2,785,065
Invesco Trust for Investment Grade Municipals	204,113	2,590,194
Invesco Municipal Trust	180,695	2,233,390
Invesco Advantage Municipal Income Trust II	158,726	1,747,573
BlackRock Credit Allocation Income Trust	116,010	1,619,499
Blackstone / GSO Strategic Credit Fund	126,469	1,513,834
BlackRock Municipal Income Trust	107,502	1,502,878
Eaton Vance Limited Duration Income Fund	100,723	1,182,488
Ares Dynamic Credit Allocation Fund, Inc.	63,517	799,044
BlackRock Debt Strategies Fund, Inc.	50,242	502,420
Nuveen AMT-Free Quality Municipal Income Fund	29,095	411,985
Nuveen Quality Municipal Income Fund	24,031	346,527
BlackRock MuniVest Fund, Inc.	23,398	205,201
Total Closed-End Funds
(Cost $37,601,654)		39,976,365
MONEY MARKET FUND† - 0.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[5]	2,100,742	2,100,742
Total Money Market Fund
(Cost $2,100,742)		2,100,742

	Face
	Amount~
CORPORATE BONDS†† - 43.3%
Financial - 15.0%
Morgan Stanley Finance LLC
0.50% due 10/23/29[1,6]	13,500,000	14,019,750
Dyal Capital Partners III
4.40% due 06/15/40†††	10,000,000	10,039,500
Iron Mountain, Inc.
5.63% due 07/15/32[1,6]	5,000,000	5,375,000
Markel Corp.
6.00%[1,3,4]	4,770,000	5,115,825
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31[1]	3,410,000	3,532,078
5.30% due 01/15/29[1]	1,050,000	1,161,279
QBE Insurance Group Ltd.
7.50% due 11/24/43[1,4,6]	3,000,000	3,354,856
5.88%[1,3,4,6]	950,000	1,010,563
RXR Realty LLC
5.25% due 07/17/25†††	4,200,000	4,271,736
NFP Corp.
6.88% due 08/15/28[1,6]	2,225,000	2,326,460
7.00% due 05/15/25[1,6]	1,600,000	1,720,000
Equitable Holdings, Inc.
4.95%[1,3,4]	3,650,000	3,752,017
Host Hotels & Resorts, LP
3.50% due 09/15/30[1]	3,610,000	3,567,802

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2020

	Face
	Amount~	Value
CORPORATE BONDS†† - 43.3% (continued)
Financial - 15.0% (continued)
Bank of America Corp.
6.50%[1,3,4]	2,000,000	$2,259,500
6.30%[1,3,4]	1,000,000	1,156,361
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[1,6]	3,150,000	3,327,644
Charles Schwab Corp.
5.38%[1,3,4]	3,000,000	3,292,500
Encore Capital Group, Inc.
5.63% due 08/11/24†††	3,200,000	3,273,376
American Equity Investment Life Holding Co.
5.00% due 06/15/27[1]	2,950,000	3,221,799
Lincoln National Corp.
4.38% due 06/15/50[1]	2,560,000	2,980,290
BBC Military Housing-Navy Northeast LLC
6.30% due 10/15/49	2,800,000	2,974,861
Citizens Financial Group, Inc.
4.26% (3 Month USD LIBOR + 3.96%, Rate Floor: 0.00%)[1,3,7]	2,500,000	2,353,125
Assurant, Inc.
4.90% due 03/27/28[1]	1,950,000	2,178,648
Fort Knox Military Housing Privatization Project
5.82% due 02/15/52[6]	1,903,261	2,119,575
Hunt Companies, Inc.
6.25% due 02/15/26[1,6]	2,150,000	2,062,430
OneMain Finance Corp.
6.13% due 03/15/24[1]	1,500,000	1,626,405
6.63% due 01/15/28[1]	250,000	285,377
First American Financial Corp.
4.00% due 05/15/30[1]	1,740,000	1,859,611
Atlas Mara Ltd.
8.00% due 12/31/20[8]	2,200,000	1,738,000
Weyerhaeuser Co.
6.88% due 12/15/33[1]	1,100,000	1,505,623
Newmark Group, Inc.
6.13% due 11/15/23[1]	1,450,000	1,486,361
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.25% due 08/15/24[1,6]	1,500,000	1,455,000
Reinsurance Group of America, Inc.
3.15% due 06/15/30[1]	1,000,000	1,085,411
Fort Benning Family Communities LLC
6.09% due 01/15/51[6]	717,552	898,514
Kennedy-Wilson, Inc.
5.88% due 04/01/24[1]	839,000	849,219
Pacific Beacon LLC
5.63% due 07/15/51[6]	687,525	802,066
Bank of New York Mellon Corp.
4.70%[1,3,4]	670,000	727,620
Macquarie Bank Ltd.
3.62% due 06/03/30[6]	640,000	681,746
Greystar Real Estate Partners LLC
5.75% due 12/01/25[1,6]	450,000	459,563
Fort Gordon Housing LLC
6.32% due 05/15/51[6]	200,000	245,611
USI, Inc.
6.88% due 05/01/25[6]	150,000	153,750
Oxford Finance LLC / Oxford Finance Company-Issuer II, Inc.
6.38% due 12/15/22[1,6]	41,000	39,068
Total Financial		106,345,920
Consumer, Cyclical - 7.8%
Delta Air Lines, Inc.
7.00% due 05/01/25[1,6]	9,635,000	10,550,989
Marriott International, Inc.
4.63% due 06/15/30[1]	2,320,000	2,542,822
3.50% due 10/15/32[1]	1,400,000	1,409,828
5.75% due 05/01/25[1]	490,000	550,278
Walgreens Boots Alliance, Inc.
4.10% due 04/15/50[1]	3,800,000	3,822,876
Williams Scotsman International, Inc.
4.63% due 08/15/28[6]	3,550,000	3,592,955
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[1,6]	2,950,000	3,068,000
Live Nation Entertainment, Inc.
6.50% due 05/15/27[1,6]	2,550,000	2,779,500
HP Communities LLC
6.16% due 09/15/53[6]	1,000,000	1,212,929
6.82% due 09/15/53[6]	952,899	1,199,611
Wolverine World Wide, Inc.
6.38% due 05/15/25[1,6]	2,075,000	2,199,500
Aramark Services, Inc.
6.38% due 05/01/25[1,6]	1,750,000	1,833,125
5.00% due 02/01/28[1,6]	110,000	109,450
Hyatt Hotels Corp.
5.75% due 04/23/30[1]	1,690,000	1,938,586
Powdr Corp.
6.00% due 08/01/25[1,6]	1,725,000	1,781,062
Picasso Finance Sub, Inc.
6.13% due 06/15/25[1,6]	1,650,000	1,769,625
JetBlue 2020-1 Class A Pass Through Trust
4.00% due 11/15/32[1]	1,710,000	1,758,376
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[1,6]	1,575,000	1,704,465
Wyndham Hotels & Resorts, Inc.
4.38% due 08/15/28[1,6]	1,625,000	1,637,513
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[1,6]	1,575,000	1,578,938
Boyne USA, Inc.
7.25% due 05/01/25[1,6]	1,225,000	1,298,500
JB Poindexter & Company, Inc.
7.13% due 04/15/26[1,6]	1,100,000	1,169,168

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2020

	Face
	Amount~	Value
CORPORATE BONDS†† - 43.3% (continued)
Consumer, Cyclical - 7.8% (continued)
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[1,6]	1,025,000	$1,096,750
Exide International Holdings, LP
due 10/31/21†††,8,9	761,242	643,250
Vail Resorts, Inc.
6.25% due 05/15/25[1,6]	600,000	642,750
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.75% due 03/01/25[1]	575,000	589,375
Ferguson Finance plc
3.25% due 06/02/30[1,6]	490,000	522,649
United Airlines Class AA Pass Through Trust
3.45% due 12/01/27	513,797	501,256
Performance Food Group, Inc.
6.88% due 05/01/25[1,6]	450,000	479,250
Superior Plus Limited Partnership / Superior General Partner, Inc.
7.00% due 07/15/26[1,6]	395,000	424,625
Exide Technologies
due 10/31/24†††,8,9	2,695,392	422,941
Brookfield Residential Properties Incorporated / Brookfield Residential US Corp.
4.88% due 02/15/30[1,6]	325,000	304,483
Boyd Gaming Corp.
8.63% due 06/01/25[1,6]	250,000	275,625
Yum! Brands, Inc.
7.75% due 04/01/25[1,6]	200,000	223,250
Total Consumer, Cyclical		55,634,300
Consumer, Non-cyclical - 4.6%
Sabre GLBL, Inc.
7.38% due 09/01/25[6]	2,225,000	2,332,868
5.38% due 04/15/23[1,6]	1,250,000	1,262,500
9.25% due 04/15/25[1,6]	750,000	834,375
5.25% due 11/15/23[1,6]	475,000	471,438
Kraft Heinz Foods Co.
5.20% due 07/15/45[1]	1,250,000	1,422,537
4.38% due 06/01/46[1]	850,000	871,954
Nathan’s Famous, Inc.
6.63% due 11/01/25[1,6]	2,050,000	2,096,125
US Foods, Inc.
6.25% due 04/15/25[1,6]	1,950,000	2,062,125
Royalty Pharma plc
3.55% due 09/02/50[6]	2,100,000	2,019,868
Avantor Funding, Inc.
4.63% due 07/15/28[1,6]	1,700,000	1,798,090
Spectrum Brands, Inc.
5.50% due 07/15/30[1,6]	1,700,000	1,785,000
Gartner, Inc.
4.50% due 07/01/28[1,6]	1,700,000	1,776,500
Vector Group Ltd.
6.13% due 02/01/25[1,6]	1,725,000	1,750,875
Sotheby’s
7.38% due 10/15/27[1,6]	1,700,000	1,734,000

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2020

	Face
	Amount~	Value
CORPORATE BONDS†† - 43.3% (continued)
Consumer, Non-cyclical - 4.6% (continued)
Nielsen Finance LLC / Nielsen Finance Co.
5.00% due 04/15/22[1,6]	1,650,000	$1,651,567
Avanos Medical, Inc.
6.25% due 10/15/22[1]	1,360,000	1,363,400
AMN Healthcare, Inc.
4.63% due 10/01/27[6]	1,200,000	1,253,256
Acadia Healthcare Company, Inc.
5.63% due 02/15/23[1]	600,000	604,500
5.50% due 07/01/28[1,6]	550,000	570,625
TreeHouse Foods, Inc.
4.00% due 09/01/28	1,150,000	1,170,343
Jaguar Holding Company II / PPD Development, LP
5.00% due 06/15/28[1,6]	700,000	742,000
Endo Finance LLC / Endo Finco, Inc.
7.25% due 01/15/22[6]	800,000	740,000
Carriage Services, Inc.
6.63% due 06/01/26[1,6]	650,000	687,375
KeHE Distributors LLC / KeHE Finance Corp.
8.63% due 10/15/26[1,6]	550,000	598,125
Beverages & More, Inc.
11.50% due 06/15/22[8]	650,000	552,500
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[6]	200,000	198,000
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[1,6]	145,000	117,518
Total Consumer, Non-cyclical		32,467,464
Industrial - 4.5%
Boeing Co.
5.81% due 05/01/50[1]	9,400,000	11,277,194
PowerTeam Services LLC
9.03% due 12/04/25[1,6]	2,940,000	3,120,075
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[1,6]	2,200,000	2,383,370
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22[1]	1,776,000	1,838,995
Intertape Polymer Group, Inc.
7.00% due 10/15/26[1,6]	1,500,000	1,575,000
Summit Materials LLC / Summit Materials Finance Corp.
5.25% due 01/15/29[1,6]	1,450,000	1,518,991
JELD-WEN, Inc.
6.25% due 05/15/25[1,6]	1,350,000	1,449,360
Cleaver-Brooks, Inc.
7.88% due 03/01/23[1,6]	1,350,000	1,319,625
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[1,6]	1,280,000	1,305,626
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27†††,1,8	1,352,280	1,216,888
Mauser Packaging Solutions Holding Co.
8.50% due 04/15/24[1,6]	950,000	992,750
5.50% due 04/15/24[6]	75,000	76,125
Vertical US Newco, Inc.
5.25% due 07/15/27[1,6]	950,000	989,187
Howmet Aerospace, Inc.
6.88% due 05/01/25[1]	800,000	909,339
GATX Corp.
4.00% due 06/30/30[1]	560,000	636,678
Harsco Corp.
5.75% due 07/31/27[1,6]	500,000	522,470
Hillenbrand, Inc.
5.75% due 06/15/25[1]	325,000	348,325
Glenn Pool Oil & Gas Trust
6.00% due 08/02/21†††	168,826	141,588
EnPro Industries, Inc.
5.75% due 10/15/26	115,000	120,175
Hillman Group, Inc.
6.38% due 07/15/22[6]	40,000	39,200
Total Industrial		31,780,961
Basic Materials - 3.4%
Alcoa Nederland Holding BV
5.50% due 12/15/27[1,6]	3,625,000	3,903,291
6.13% due 05/15/28[1,6]	1,475,000	1,593,000
United States Steel Corp.
12.00% due 06/01/25[1,6]	4,780,000	5,066,800
Carpenter Technology Corp.
6.38% due 07/15/28[1]	3,375,000	3,526,563
BHP Billiton Finance USA Ltd.
6.75% due 10/19/75[1,4,6]	2,450,000	2,927,383
WR Grace & Company-Conn
4.88% due 06/15/27[1,6]	1,975,000	2,068,812
Clearwater Paper Corp.
4.75% due 08/15/28[1,6]	1,975,000	1,992,281
Kaiser Aluminum Corp.
6.50% due 05/01/25[1,6]	1,050,000	1,109,761
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[1,6]	875,000	942,813
Arconic Corp.
6.00% due 05/15/25[1,6]	350,000	371,000
Neon Holdings, Inc.
10.13% due 04/01/26[1,6]	308,000	326,480
Mirabela Nickel Ltd.
due 06/24/19[8,9]	1,388,176	69,409
Total Basic Materials		23,897,593
Energy - 3.0%
BP Capital Markets plc
4.88%[1,3,4]	6,750,000	7,372,350
Hess Corp.
5.60% due 02/15/41[1]	1,550,000	1,785,280
6.00% due 01/15/40[1]	1,000,000	1,156,685
7.13% due 03/15/33[1]	500,000	618,271
CVR Energy, Inc.
5.25% due 02/15/25[1,6]	1,750,000	1,655,237

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2020

	Face
	Amount~	Value
CORPORATE BONDS†† - 43.3% (continued)
Energy - 3.0% (continued)
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27[1]	1,625,000	$1,633,125
Husky Energy, Inc.
4.00% due 04/15/24[1]	900,000	950,303
3.95% due 04/15/22[1]	600,000	618,998
Rattler Midstream, LP
5.63% due 07/15/25[1,6]	1,250,000	1,321,875
Sunoco Logistics Partners Operations, LP
4.25% due 04/01/24[1]	1,000,000	1,064,264
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
9.50% due 12/15/21[1,6]	895,000	827,875
Buckeye Partners, LP
4.35% due 10/15/24[1]	750,000	746,250
Indigo Natural Resources LLC
6.88% due 02/15/26[1,6]	655,000	669,737
Midwest Connector Capital Company LLC
4.63% due 04/01/29[1,6]	449,000	452,510
FLNG Liquefaction 2 LLC
4.13% due 03/31/38[1,8]	266,970	257,575
Basic Energy Services, Inc.
10.75% due 10/15/23[8]	500,000	100,000
Schahin II Finance Co. SPV Ltd.
due 09/25/22[6,9]	1,216,133	79,049
Unit Corp.
due 05/15/21[9]	343,000	44,906
Total Energy		21,354,290
Communications - 2.6%
ViacomCBS, Inc.
4.95% due 05/19/50[1]	6,390,000	7,453,319
Walt Disney Co.
3.80% due 05/13/60[1]	2,820,000	3,312,103
CSC Holdings LLC
4.63% due 12/01/30[1]	1,850,000	1,895,880
Altice France S.A.
7.38% due 05/01/26[1,6]	1,660,000	1,762,339
TripAdvisor, Inc.
7.00% due 07/15/25[1,6]	1,350,000	1,424,250
Cengage Learning, Inc.
9.50% due 06/15/24[1,6]	1,416,000	948,720
Houghton Mifflin Harcourt Publishers, Inc.
9.00% due 02/15/25[1,6]	700,000	686,000
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[1,6]	500,000	536,250
Ziggo Bond Company BV
5.13% due 02/28/30[1,6]	500,000	530,000

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2020

	Face
	Amount~	Value
CORPORATE BONDS†† - 43.3% (continued)
Communications - 2.6% (continued)
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[1,6]	630,000	$359,100
Total Communications		18,907,961
Utilities - 1.6%
Cheniere Corpus Christi	6,200,000	6,067,506
Holdings LLC
3.52% due 12/31/39
Terraform Global Operating LLC
6.13% due 03/01/26[1,6]	2,180,000	2,212,700
AES Corp.
3.95% due 07/15/30[1,6]	1,430,000	1,535,262
Petershill II Senior Secured Notes
5.00% due 12/02/39†††	1,000,000	976,930
Pattern Energy Operations Limited Partnership / Pattern Energy Operations, Inc.
4.50% due 08/15/28[1,6]	825,000	868,313
Total Utilities		11,660,711
Technology - 0.8%
NCR Corp.
5.25% due 10/01/30[1,6]	1,525,000	1,544,840
6.13% due 09/01/29[1,6]	600,000	643,500
8.13% due 04/15/25[1,6]	525,000	587,323
6.38% due 12/15/23[1]	200,000	204,000
BY Crown Parent LLC / BY Bond Finance, Inc.
4.25% due 01/31/26[1,6]	1,175,000	1,199,851
Boxer Parent Company, Inc.
7.13% due 10/02/25[1,6]	1,100,000	1,194,930
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.75% due 03/01/25[1,6]	400,000	406,000
Total Technology		5,780,444
Total Corporate Bonds
(Cost $295,910,767)		307,829,644
SENIOR FLOATING RATE INTERESTS††,7 - 40.1%
Consumer, Cyclical - 7.9%
Samsonite IP Holdings SARL
5.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 04/25/25	3,050,000	2,977,562
BGIS (BIFM CA Buyer, Inc.)
4.01% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 06/01/26	2,732,500	2,684,681
1-800 Contacts
4.08% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 01/22/23	2,563,353	2,537,720
Accuride Corp.
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 11/17/23	3,350,660	2,432,579
Alexander Mann
4.43% (6 Month GBP LIBOR + 3.75%, Rate Floor: 3.75%) due 12/16/24†††	GBP 1,172,865	1,293,169
6.06% (3 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 06/16/25	1,300,000	1,020,500
Eyemart Express
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 08/05/24	2,000,000	1,925,000
Cast & Crew Payroll LLC
3.91% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 02/09/26	1,986,112	1,866,946
BCPE Empire Holdings, Inc.
4.16% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/11/26	1,823,019	1,761,492
CPI Acquisition, Inc.
5.50% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 08/17/22	2,021,782	1,752,885
WIRB - Copernicus Group, Inc.
5.24% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 01/08/27	1,700,000	1,687,964
Apro LLC
5.00% (2 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 11/14/26	1,692,448	1,683,985
Packers Sanitation Services, Inc.
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 12/04/24	1,685,013	1,647,808
Shields Health Solutions Holdings LLC
5.16% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 08/19/26†††	1,736,875	1,632,662
Power Solutions (Panther)
3.66% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 04/30/26	1,637,625	1,603,333
K & N Parent, Inc.
5.82% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 10/20/23	1,922,991	1,591,275
Midas Intermediate Holdco II LLC
3.75% (3 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 08/18/21	1,760,227	1,567,588

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2020

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 40.1% (continued)
Consumer, Cyclical - 7.9% (continued)
PT Intermediate Holdings III LLC
6.50% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 10/15/25	1,691,500	$1,556,180
OEConnection LLC
5.04% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 09/25/26†††	1,588,083	1,524,560
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
4.68% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/03/25	1,615,832	1,490,605
Situs AMC Holdings Corp.
5.75% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/28/25†††	1,455,568	1,438,073
BBB Industries, LLC
5.58% (3 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 08/01/25	1,622,110	1,387,926
SP PF Buyer LLC
4.66% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 12/22/25	1,543,250	1,383,786
WESCO
5.33% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/14/24†††	1,152,796	1,149,179
IBC Capital Ltd.
4.06% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/11/23	1,217,651	1,131,198
EnTrans International, LLC
6.16% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.00%) due 11/01/24	1,350,000	1,127,250
Galls LLC
7.25% (3 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) (in-kind rate was 7.25%) due 01/31/25†††,10	892,891	883,028
7.32% (3 Month USD LIBOR + 6.25, Rate Floor: 7.25%) (in-kind rate was 7.25%) due 01/31/25†††,10	98,275	97,190
7.25% (3 Month USD LIBOR + 6.25% and Commercial Prime Lending Rate + 5.25%, Rate Floor: 7.25%) (in-kind rate was 7.25%) due 01/31/24†††,10	87,009	80,557

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2020

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 40.1% (continued)
Consumer, Cyclical - 7.9% (continued)
Prime Security Services Borrower LLC (ADT)
4.25% (1 Month USD LIBOR + 3.25% and 3 Month USD LIBOR + 3.25% and 6 Month USD LIBOR + 3.25% and 12 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 09/23/26	992,500	$988,282
Blue Nile, Inc.
7.50% (3 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 02/17/23	1,700,000	977,500
SHO Holding I Corp.
3.13% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) (in-kind rate was 2.23%) due 04/27/24[10]	1,292,251	904,576
4.26% (1 Month USD LIBOR + 3.00% and 3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 04/27/24†††	66,320	47,087
Alterra Mountain Co.
5.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 07/31/26	947,625	942,887
Nellson Nutraceutical
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/23/21	811,834	738,769
CHG Healthcare Services, Inc.
4.07% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 06/07/23	746,922	734,784
EG Finco Ltd.
8.75% (6 Month EURIBOR + 7.75%, Rate Floor: 8.75%) due 04/20/26†††	EUR 249,505	286,573
5.07% (6 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25	292,538	283,121
NES Global Talent
6.50% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 05/11/23†††	614,229	519,024
Checkers Drive-In Restaurants, Inc.
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 04/25/24	995,166	514,999
American Tire Distributors, Inc.
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 09/01/23	425,232	408,223
8.50% (1 Month USD LIBOR + 7.50% and 3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 09/02/24	82,241	70,439
Mavis Tire Express Services Corp.
3.56% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/20/25	495,396	474,838
Drive Chassis (DCLI)
8.52% (3 Month USD LIBOR + 8.25%, Rate Floor: 8.25%) due 04/10/26	500,000	462,500
Playtika Holding Corp.
7.07% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 12/09/24	451,417	454,699
Zephyr Bidco Ltd.
7.55% (1 Month GBP LIBOR + 7.50%, Rate Floor: 7.50%) due 07/23/26	GBP 360,000	433,410
Aimbridge Acquisition Co., Inc.
3.91% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 02/02/26	495,835	427,658
Sotheby’s
6.50% (1 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 01/15/27	346,769	341,134
Intrawest Resorts Holdings, Inc.
2.91% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 07/31/24	298,469	286,250
Landrys, Inc.
13.00% (2 Month USD LIBOR + 12.00%, Rate Floor: 13.00%) due 10/04/23	200,000	226,000
Belk, Inc.
7.75% (3 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 07/31/25	570,771	212,481
Agro Merchants
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 12/06/24†††	147,791	139,663
Atlantic Aviation FBO, Inc.
3.92% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 12/08/25	99,747	97,627
Total Consumer, Cyclical		55,889,205
Industrial - 7.4%
American Bath Group LLC
5.00% (1 Month USD LIBOR + 4.00% and 3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 09/29/23	2,660,624	2,642,878
Capstone Logistics
5.57% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 10/07/21	2,611,028	2,539,225

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2020

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 40.1% (continued)
Industrial - 7.4% (continued)
StandardAero
3.81% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 04/06/26	2,729,375	$2,410,939
ILPEA Parent, Inc.
5.75% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 03/02/23†††	2,441,851	2,362,490
Mileage Plus Holdings LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	2,250,000	2,273,917
TricorBraun Holdings, Inc.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 11/30/23	2,080,937	2,041,920
WP CPP Holdings LLC
4.50% (1 Month USD LIBOR + 3.50% and 3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 04/30/25	2,339,129	1,999,955
Tank Holdings Corp.
3.66% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 03/26/26	1,985,000	1,926,701
STS Operating, Inc. (SunSource)
5.25% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/11/24	2,037,817	1,844,225
Pelican Products, Inc.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/01/25	1,874,413	1,779,137
YAK MAT (YAK ACCESS LLC)
10.30% (3 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26	2,500,000	1,758,325
Foundation Building Materials Holding Company LLC
3.16% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 08/13/25	1,723,750	1,689,275
Gardner Denver, Inc.
2.91% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 03/01/27	1,700,000	1,679,107
NA Rail Hold Co LLC (Patriot)
5.56% (3 Month USD LIBOR + 5.25%, Rate Floor: 5.25%) due 10/19/26†††	1,695,750	1,661,835
Anchor Packaging LLC
3.91% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 07/20/26	1,639,846	1,602,950
ERM
3.56% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 07/10/26	1,584,000	1,551,338

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2020

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 40.1% (continued)
Industrial - 7.4% (continued)
Avison Young (Canada), Inc.
5.27% (3 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 01/31/26	1,580,500	$1,469,865
AI Convoy Luxembourg SARL
4.65% (6 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 01/18/27	1,496,250	1,458,844
API Holdings III Corp.
4.42% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 05/11/26	1,584,000	1,425,600
National Technical
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 06/12/21†††	1,355,220	1,321,340
Transcendia Holdings, Inc.
4.57% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/30/24	1,760,074	1,284,854
JetBlue Airways Corp.
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/17/24	1,200,000	1,194,900
Charter Nex US, Inc.
3.41% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 05/16/24	1,174,049	1,153,750
Diversitech Holdings, Inc.
8.50% (3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 06/02/25†††	1,000,000	950,000
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 06/03/24	98,980	96,835
TransDigm, Inc.
2.41% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/30/25	1,097,243	1,039,484
SLR Consulting Ltd.
4.98% (6 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/23/25†††	833,100	830,580
6.48% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/23/25†††	207,744	203,894
Vertical (TK Elevator)
4.57% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 07/30/27	1,000,000	990,630
Duran, Inc.
5.00% (6 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 12/20/24†††	539,701	516,369
5.00% (6 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 03/29/24†††	492,255	470,974
Fortis Solutions Group LLC
6.00% (1 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 12/15/23†††	978,826	973,931
Bhi Investments LLC
9.75% (3 Month USD LIBOR + 8.75%, Rate Floor: 9.75%) due 02/28/25†††	1,000,000	965,000
ProAmpac PG Borrower LLC
9.50% (2 Month USD LIBOR + 8.50%, Rate Floor: 9.50%) due 11/18/24	1,000,000	914,170
LTI Holdings, Inc.
3.67% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/06/25	982,500	911,112
Savage Enterprises LLC
3.19% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 08/01/25	732,727	722,960
BWAY Holding Co.
3.52% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/03/24	694,014	658,272
Thermon Group Holdings, Inc.
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/30/24†††	636,902	630,533
Pro Mach Group, Inc.
4.50% (6 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 03/07/25	350,000	337,750
Titan Acquisition Ltd. (Husky)
3.36% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	295,364	278,381
Sundyne (Star US Bidco)
5.25% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 03/17/27	125,000	117,812

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2020

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 40.1% (continued)
Industrial - 7.4% (continued)
CPM Holdings, Inc.
3.95% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/17/25	99,244	$92,297
Total Industrial		52,774,354
Consumer, Non-cyclical - 6.3%
Diamond (BC) BV
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 09/06/24	3,150,000	3,094,875
3.26% (1 Month USD LIBOR + 3.00% and 3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 09/06/24	1,734,762	1,633,937
US Foods, Inc.
4.25% (6 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 04/24/25	4,372,500	4,219,463
Bombardier Recreational Products, Inc.
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 05/24/27	3,100,000	3,150,375
Civitas Solutions, Inc.
4.41% (1 Month USD LIBOR + 4.25% and 3 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 03/09/26	2,394,282	2,369,142
Endo Luxembourg Finance Co.
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 04/29/24	2,238,886	2,154,457
Springs Window Fashions
9.57% (3 Month USD LIBOR + 8.50%, Rate Floor: 8.50%) due 06/15/26	1,350,000	1,118,246
5.32% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 06/16/25	890,067	839,627
CPI Holdco LLC
4.41% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 11/04/26	1,925,175	1,901,110
Cambrex Corp.
6.00% (1 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 12/04/26†††	1,691,500	1,689,386
Snacking Investments US LLC (Arnott’s)
5.00% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 12/18/26	1,691,500	1,668,952
Arctic Glacier Group Holdings, Inc.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 03/20/24	2,040,740	1,666,387
MDVIP LLC
5.25% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 11/14/24	1,693,031	1,633,775
PlayPower, Inc.
5.81% (3 Month USD LIBOR + 5.50%, Rate Floor: 5.50%) due 05/08/26	1,804,635	1,592,591
California Cryobank
4.31% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/06/25†††	1,525,479	1,494,970
Confluent Health LLC
5.43% (1 Month USD LIBOR + 5.00% and 3 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 06/24/26	1,584,000	1,461,240
Hearthside Group Holdings LLC
4.16% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/23/25	1,428,250	1,402,899
BCPE Eagle Buyer LLC
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 03/18/24	1,452,709	1,367,362
Packaging Coordinators Midco, Inc.
5.08% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 06/30/23	1,021,359	1,018,806
3.50% (6 Month USD LIBOR + 3.50% and 2 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/01/21†††	300,000	296,790
EyeCare Partners LLC
4.82% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 02/18/27	1,415,372	1,314,753
Sierra Acquisition, Inc.
5.00% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 11/11/24†††	1,417,596	1,233,309
Tecbid US, Inc.
4.06% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 07/25/24†††	988,890	946,862
Atkins Nutritionals, Inc.
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 07/08/24	925,248	926,987

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2020

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 40.1% (continued)
Consumer, Non-cyclical - 6.3% (continued)
CTI Foods Holding Co. LLC
4.00% (6 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) (in-kind rate was 3.00%) due 05/03/24†††,10	470,925	$442,670
5.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) (in-kind rate was 6.00%) due 05/03/24†††,10	194,785	177,254
Certara, Inc.
3.81% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/15/24†††	606,490	591,328
Moran Foods LLC
5.88% (3 Month USD LIBOR + 1.00%, Rate Floor: 2.00%) (in-kind rate was 10.75%) due 10/01/24†††,10	305,914	274,820
3.50% (3 Month USD LIBOR + 1.00%, Rate Floor: 2.00%) (in-kind rate was 6.00%) due 04/01/24†††,10	256,550	233,564
Examworks Group, Inc.
3.40% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 01/27/23†††	400,000	384,873
4.32% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 07/27/23	98,721	98,474
Outcomes Group Holdings, Inc.
3.81% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 10/24/25	494,479	477,582
Kar Nut Products Company LLC
5.50% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 03/31/23†††	363,581	361,236
Hoffmaster Group, Inc.
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 11/21/23	421,466	346,259
Chefs’ Warehouse, Inc., The
5.66% (1 Month USD LIBOR + 5.50%, Rate Floor: 5.50%) due 06/23/25†††	300,000	285,000
Recess Holdings, Inc.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 09/30/24	296,947	253,518
Blue Ribbon LLC
5.00% (1 Month USD LIBOR + 4.00% and 3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 11/15/21	220,000	202,085

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2020

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 40.1% (continued)
Consumer, Non-cyclical - 6.3% (continued)
Hayward Industries, Inc.
3.66% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/05/24	155,528	$152,807
Total Consumer, Non-cyclical		44,477,771
Technology - 6.2%
Cologix Holdings, Inc.
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 03/20/24	3,150,000	3,071,911
Planview, Inc.
6.25% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 01/27/23†††	2,632,634	2,622,115
Transact Holdings, Inc.
4.91% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 04/30/26	2,514,435	2,344,711
GlobalFoundries, Inc.
5.06% (3 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 06/05/26	2,326,500	2,326,500
Datix Bidco Ltd.
5.36% (6 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††	2,001,644	1,988,406
8.61% (6 Month USD LIBOR + 7.75%, Rate Floor: 7.75%) due 04/27/26†††	300,111	297,834
Emerald TopCo, Inc. (Press Ganey)
3.76% (1 Month USD LIBOR + 3.50% and 3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26	2,282,750	2,217,121
Ministry Brands LLC
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 12/02/22†††	2,156,976	2,016,773
Upland Software, Inc.
3.91% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 08/06/26	1,985,000	1,950,262
EIG Investors Corp.
4.75% (1 Month USD LIBOR + 3.75% and 3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/09/23	1,904,317	1,892,415
Brave Parent Holdings, Inc.
4.16% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/18/25	1,862,000	1,828,633
Dun & Bradstreet
3.92% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 02/06/26	1,745,625	1,740,388
TIBCO Software, Inc.
3.91% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 06/30/26	1,745,625	1,683,655
Park Place Technologies LLC
5.00% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 03/28/25†††	1,063,347	1,039,422
9.00% (1 Month USD LIBOR + 8.00%, Rate Floor: 9.00%) due 03/30/26†††	680,723	639,880
Neustar, Inc.
4.57% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 08/08/24	1,792,734	1,676,959
Aston FinCo SARL
4.41% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/09/26	1,691,500	1,626,479
Project Boost Purchaser LLC
3.66% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/01/26	1,687,250	1,623,978
Misys Ltd.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/24	1,683,135	1,582,467
Aspect Software, Inc.
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 01/15/24	1,608,370	1,499,805
Cvent, Inc.
3.91% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/29/24	1,735,561	1,498,015
Navicure, Inc.
4.16% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 10/22/26	1,537,813	1,493,601
24-7 Intouch, Inc.
4.91% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 08/25/25†††	1,473,750	1,341,113
1A Smart Start LLC
7.00% (Commercial Prime Lending Rate + 3.75%, Rate Floor: 4.75%) due 08/19/27	1,250,000	1,250,000
Informatica LLC
3.41% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/25/27	1,197,000	1,170,068
Greenway Health LLC
4.82% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/16/24	977,330	825,844

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2020

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 40.1% (continued)
Technology - 6.2% (continued)
Epicor Software
5.25% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 07/30/27	500,000	$499,940
Apttus Corp.
3.05% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 10/02/21†††	425,000	420,808
EXC Holdings III Corp.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 12/02/24	99,237	97,376
Total Technology		44,266,479
Basic Materials - 3.8%
LSF11 Skyscraper HoldCo SARL
5.50% due 08/09/27	3,600,000	3,555,000
GrafTech Finance, Inc.
4.50% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 02/12/25	2,343,766	2,308,609
ICP Industrial, Inc.
5.07% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 11/03/23†††	2,441,665	2,246,332
Invictus MD Strategies Corp.
3.16% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	2,000,000	1,915,000
American Rock Salt Company LLC
4.50% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 03/21/25†††	1,891,969	1,887,239
Illuminate Buyer LLC
4.31% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/30/27	1,825,000	1,814,050
PetroChoice Holdings
6.00% (2 Month USD LIBOR + 5.00% and 3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 08/19/22	2,008,659	1,693,962
DCG Acquisition Corp.
4.66% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 09/30/26	1,737,483	1,654,953
Pregis TopCo Corp.
3.91% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 07/31/26	1,641,750	1,615,072
Ascend Performance Materials Operations LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 08/27/26	1,591,244	1,577,989

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2020

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 40.1% (continued)
Basic Materials - 3.8% (continued)
Big River Steel LLC
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 08/23/23	1,520,301	$1,509,658
Niacet Corp.
5.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 02/01/24†††	1,572,965	1,494,317
Niacet B.V.
5.50% (1 Month EURIBOR + 4.50%, Rate Floor: 5.50%) due 02/01/24†††	EUR 740,219	839,150
PQ Corp.
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/08/27	700,000	696,066
Vectra Co.
3.41% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/08/25	543,698	523,310
Dimora Brands, Inc.
4.57% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 08/24/24	486,120	472,144
ASP Chromaflo Dutch I B.V.
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 11/20/23	446,569	426,474
Alpha 3 BV
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 01/31/24	398,850	392,868
ASP Chromaflo Intermediate Holdings, Inc.
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 11/20/23	343,431	327,976
Noranda Aluminum Acquisition Corp.
due 02/28/19†††,9	517,932	31,076
Total Basic Materials		26,981,245
Financial - 3.3%
Duff & Phelps
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 04/09/27	2,000,000	1,992,500
Cross Financial Corp.
5.50% due 08/19/27†††	1,750,000	1,741,250
GT Polaris, Inc.
5.00% due 08/04/27	1,750,000	1,734,688
Nexus Buyer LLC
3.91% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26	1,691,500	1,680,505
Teneo Holdings LLC
6.25% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 07/11/25	1,736,875	1,667,400
NFP Corp.
3.41% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/15/27	1,690,627	1,624,202
Aretec Group, Inc.
4.41% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/01/25	1,674,500	1,553,099
Jefferies Finance LLC
3.44% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 06/03/26	1,530,625	1,478,017
StepStone Group LP
5.00% (6 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 03/27/25†††	1,466,250	1,451,588
Claros Mortgage Trust, Inc.
3.41% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 08/10/26	1,488,750	1,406,869
Alliant Holdings Intermediate LLC
3.43% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 05/09/25	990,000	964,369
2.91% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 05/09/25	197,481	190,788
HUB International Ltd.
5.00% (1 Month USD LIBOR + 4.00% and 3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 04/25/25	995,000	993,896
3.26% (2 Month USD LIBOR + 3.00% and 3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 04/25/25	98,990	96,321
Virtu Financial, Inc.
3.16% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/01/26	1,020,133	1,007,066
AmeriLife Holdings LLC
4.16% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 03/18/27	1,022,992	1,005,089
USI, Inc.
4.31% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 12/02/26	597,000	587,173
3.31% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	246,827	239,783

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2020

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 40.1% (continued)
Financial - 3.3% (continued)
Jane Street Group LLC
3.16% (1 Month USD LIBOR + 3.00% and 3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 01/31/25	493,750	$486,344
Citadel Securities LP
2.91% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 02/27/26	398,000	394,517
Northstar Financial Services LLC
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 05/26/25	392,341	388,417
Assetmark Financial Holdings, Inc.
3.31% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 11/14/25†††	358,875	355,286
Situs AMC Holdings Corp.
5.75% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/30/25†††	129,730	128,171
Total Financial		23,167,338
Communications - 3.2%
Xplornet Communications Inc.
4.91% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 06/10/27	3,250,000	3,202,258
Trader Interactive
7.57% (3 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 06/17/24†††	2,690,477	2,561,334
Conterra Ultra Broadband Holdings, Inc.
4.66% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/30/26†††	1,980,000	1,940,400
Market Track LLC
5.25% (2 Month USD LIBOR + 4.25% and 3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/05/24	2,085,500	1,793,530
Titan US Finco Llc
4.31% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/01/26	1,776,796	1,696,840
Zayo Group Holdings, Inc.
3.16% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/09/27	1,745,625	1,692,925
ProQuest, LLC
3.66% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 10/23/26	1,641,750	1,619,685
Flight Bidco, Inc.
7.66% (1 Month USD LIBOR + 7.50%, Rate Floor: 7.50%) due 07/23/26	1,300,000	1,104,350
3.66% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/23/25	444,347	420,650
Authentic Brands
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 09/27/24	1,250,000	1,223,437
Liberty Cablevision of Puerto Rico LLC
5.16% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 10/15/26	1,200,000	1,205,004
Resource Label Group LLC
5.50% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 05/26/23	1,301,736	1,174,817
Internet Brands, Inc.
4.57% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/13/24	1,039,126	1,011,132
Recorded Books, Inc.
4.41% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 08/29/25	851,393	837,558
Houghton Mifflin Co.
7.25% (1 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 11/22/24	682,500	627,900
McGraw-Hill Global Education Holdings LLC
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 05/04/22	466,545	401,616
Cengage Learning Acquisitions, Inc.
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/07/23	186,985	153,561
Total Communications		22,666,997
Utilities - 1.7%
Hamilton Projects Acquiror LLC
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/17/27	3,550,000	3,541,125
Oregon Clean Energy LLC
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 03/02/26	2,394,910	2,354,986
UGI Energy Services, Inc.
3.91% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 08/13/26	1,633,500	1,619,207

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2020

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 40.1% (continued)
Utilities - 1.7% (continued)
Carroll County Energy LLC
3.81% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 02/16/26	1,465,915	$1,450,640
Franklin Energy (KAMC Holdings, Inc.)
4.26% (1 Month USD LIBOR + 4.00% and 3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/14/26	1,637,625	1,437,016
EIF Channelview Cogeneration LLC
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 05/03/25	798,583	795,389
Stonewall
6.50% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 11/13/21	779,215	700,647
Total Utilities		11,899,010
Energy - 0.3%
SeaPort Financing LLC
5.66% (1 Month USD LIBOR + 5.50%, Rate Floor: 5.50%) due 10/31/25†††	1,473,058	1,311,022
Panda Stonewall
6.50% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 11/12/21	818,670	736,123
Centurion Pipe
4.17% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 09/29/25	200,000	193,000
Summit Midstream Partners, LP
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 05/13/22†††	1,073,867	182,557
Permian Production Partners LLC
due 05/20/24†††,9	1,805,000	90,250
Gavilan Resources LLC
due 03/01/24†††,9	990,000	4,950
Total Energy		2,517,902
Total Senior Floating Rate Interests
(Cost $299,230,144)		284,640,301
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 24.9%
Government Agency - 12.9%
Uniform MBS 30 Year
due 10/14/21[7]	49,680,000	52,172,446
due 11/12/21[7]	26,930,000	27,647,415

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2020

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 24.9% (continued)
Government Agency - 12.9% (continued)
due 10/14/21[7]	5,230,000	$5,505,098
Uniform MBS 15 Year
due 10/19/21[7]	6,100,000	6,236,176
Total Government Agency		91,561,135
Residential Mortgage Backed Securities - 9.6%
FKRT
5.47% due 07/03/23†††,8	14,794,071	14,933,431
WaMu Asset-Backed Certificates WaMu Series
2007-HE4, 0.35% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 07/25/47[7]	2,095,800	1,692,185
2007-HE2, 0.43% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 04/25/37[7]	3,110,540	1,542,412
2007-HE2, 0.54% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 04/25/37[7]	1,990,745	1,011,493
2007-HE4, 0.43% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 07/25/47[7]	1,262,588	896,957
2007-HE2, 0.37% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[7]	1,617,481	791,235
Lehman XS Trust Series
2006-18N, 0.36% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 12/25/36[7]	4,035,938	3,782,437
2006-16N, 0.39% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 11/25/46[7]	1,745,627	1,679,258
LSTAR Securities Investment Ltd.
2019-5, 1.66% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 11/01/24[6,7]	4,155,258	4,117,164
Ameriquest Mortgage Securities Trust
2006-M3, 0.35% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 10/25/36[7]	4,319,598	2,941,427
2006-M3, 0.28% (1 Month USD LIBOR + 0.10%, Rate Floor: 0.10%) due 10/25/36[7]	2,203,214	1,005,640
Morgan Stanley ABS Capital I Incorporated Trust
2006-HE8, 0.40% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 10/25/36[7]	3,327,858	2,013,351
2007-HE4, 0.41% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 02/25/37[7]	3,608,270	1,527,667
Long Beach Mortgage Loan Trust
2006-8, 0.27% (1 Month USD LIBOR + 0.09%, Rate Floor: 0.09%) due 09/25/36[7]	4,557,100	1,839,714
2006-1, 0.37% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 02/25/36[7]	1,327,118	1,117,212
RALI Series Trust
2006-QO6, 0.36% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 06/25/46[7]	6,367,823	2,193,544
2006-QO6, 0.41% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 06/25/46[7]	2,014,666	718,634
ACE Securities Corporation Home Equity Loan Trust Series
2005-HE2, 1.20% (1 Month USD LIBOR + 1.02%, Rate Floor: 0.68%) due 04/25/35[7]	2,000,000	1,960,512
2007-ASP1, 0.38% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 03/25/37[7]	1,509,103	917,789
LSTAR Securities Investment Trust
2019-1, 1.86% (1 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 03/01/24[6,7]	2,762,845	2,736,090
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 0.40% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 11/25/36[7]	3,108,415	1,501,262
2006-2, 0.33% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 11/25/36[7]	2,051,554	977,603

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2020

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 24.9% (continued)
Residential Mortgage Backed Securities - 9.6% (continued)
Home Equity Mortgage Loan Asset-Backed Trust Series INABS
2006-E, 0.39% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 04/25/37[7]	3,105,134	$2,381,998
JP Morgan Mortgage Acquisition Trust
2006-WMC3, 0.42% (1 Month USD LIBOR + 0.24%, Rate Floor: 0.24%) due 08/25/36[7]	2,506,414	1,976,558
Citigroup Mortgage Loan Trust, Inc.
2007-AMC3, 0.53% (1 Month USD LIBOR + 0.35%, Rate Floor: 0.35%) due 03/25/37[7]	2,229,235	1,921,147
GSAA Home Equity Trust
2006-16, 0.35% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 10/25/36[7]	4,698,373	1,862,501
American Home Mortgage Assets Trust
2006-6, 0.39% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 12/25/46[7]	2,227,297	1,795,680
IXIS Real Estate Capital Trust
2007-HE1, 0.29% (1 Month USD LIBOR + 0.11%, Rate Floor: 0.11%) due 05/25/37[7]	2,493,424	854,428
2007-HE1, 0.24% (1 Month USD LIBOR + 0.06%, Rate Floor: 0.06%) due 05/25/37[7]	2,508,059	848,174
Master Asset Backed Securities Trust
2006-WMC3, 0.34% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 08/25/36[7]	3,679,732	1,674,395
Morgan Stanley Mortgage Loan Trust
2006-9AR, 0.33% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 08/25/36[7]	3,496,614	1,447,828
First NLC Trust
2007-1, 0.46% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 08/25/37[6,7]	1,469,752	905,639
GSAA Trust
2007-3, 0.35% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 03/25/47[7]	1,732,686	710,224
Total Residential Mortgage Backed Securities		68,275,589
Military Housing - 2.2%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 5.50% (WAC) due 11/25/52[7,8]	3,653,732	3,406,504
2015-R1, 0.91% (WAC) due 11/25/55[6,7,11]	41,730,637	2,989,866
2015-R1, 0.65% (WAC) due 11/25/52[6,7,11]	34,251,570	2,056,766
GMAC Commercial Mortgage Asset Corp.
2004-POKA, 6.36% due 09/10/44†††,6	3,500,000	4,803,225
Capmark Military Housing Trust
2007-AETC, 5.75% due 02/10/52[6]	1,575,062	1,819,081
2007-AET2, 6.06% due 10/10/52[6]	471,605	552,328
Total Military Housing		15,627,770
Commercial Mortgage Backed Securities - 0.2%
GS Mortgage Securities Corporation Trust
2020-DUNE, 2.66% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 12/15/36[6,7]	2,000,000	1,708,336
Total Collateralized Mortgage Obligations
(Cost $182,326,929)		177,172,830
ASSET-BACKED SECURITIES†† - 20.8%
Collateralized Loan Obligations - 10.8%
Golub Capital Partners CLO Ltd.
2018-36A, 2.35% (3 Month USD LIBOR + 2.10%, Rate Floor: 0.00%) due 02/05/31[6,7]	5,000,000	4,402,537
2018-39A, 2.47% (3 Month USD LIBOR + 2.20%, Rate Floor: 2.20%) due 10/20/28[6,7]	2,500,000	2,408,040
2018-25A, 2.15% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 05/05/30[6,7]	2,500,000	2,285,526
2017-16A, 3.24% (3 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 07/25/29[6,7]	1,500,000	1,363,721

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2020

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 20.8% (continued)
Collateralized Loan Obligations - 10.8% (continued)
Diamond CLO Ltd.
2018-1A, 3.96% (3 Month USD LIBOR + 3.70%, Rate Floor: 3.70%) due 07/22/30[6,7]	3,000,000	$2,676,636
2018-1A, 2.86% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 07/22/30[6,7]	2,500,000	2,391,049
LoanCore Issuer Ltd.
2019-CRE2, 1.66% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36[6,7]	4,750,000	4,623,552
Mountain Hawk II CLO Ltd.
2018-2A, 2.62% (3 Month USD LIBOR + 2.35%, Rate Floor: 0.00%) due 07/20/24[6,7]	3,000,000	2,916,730
2013-2A, 3.42% (3 Month USD LIBOR + 3.15%, Rate Floor: 0.00%) due 07/22/24[6,7]	1,750,000	1,603,733
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 2.93% (3 Month USD LIBOR + 2.65%, Rate Floor: 0.00%) due 11/15/29[6,7]	4,000,000	3,590,090
Lake Shore MM CLO III LLC
due 10/20/31[7]	3,000,000	3,000,000
Monroe Capital CLO Ltd.
2017-1A, 3.86% (3 Month USD LIBOR + 3.60%, Rate Floor: 0.00%) due 10/22/26[6,7]	1,750,000	1,583,252
2017-1A, 2.66% (3 Month USD LIBOR + 2.40%, Rate Floor: 0.00%) due 10/22/26[6,7]	1,250,000	1,226,098
Marathon CRE Ltd.
2018-FL1, 3.16% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 06/15/28[6,7]	3,000,000	2,784,325
FDF I Ltd.
2015-1A, 6.88% due 11/12/30[6]	2,000,000	1,750,751
2015-1A, 7.50% due 11/12/30[8]	1,000,000	865,535
FDF II Ltd.
2016-2A, 7.70% due 05/12/31[8]	3,000,000	2,597,901
Denali Capital CLO XI Ltd.
2018-1A, 2.42% (3 Month USD LIBOR + 2.15%, Rate Floor: 0.00%) due 10/20/28[6,7]	2,400,000	2,254,501
Newstar Commercial Loan Funding LLC
2017-1A, 5.41% (3 Month USD LIBOR + 5.10%, Rate Floor: 0.00%) due 03/20/27[6,7]	2,000,000	1,901,695

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2020

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 20.8% (continued)
Collateralized Loan Obligations - 10.8% (continued)
2017-1A, 3.81% (3 Month USD LIBOR + 3.50%, Rate Floor: 0.00%) due 03/20/27[6,7]	250,000	$244,686
Hull Street CLO Ltd.
2017-1A, 2.97% (3 Month USD LIBOR + 2.70%, Rate Floor: 0.00%) due 10/18/26[6,7]	2,200,000	2,146,055
Marathon CLO V Ltd.
2017-5A, 2.10% (3 Month USD LIBOR + 1.85%) due 11/21/27[6,7]	2,017,730	1,881,734
2013-5A, due 11/21/27[6,12]	3,566,667	82,604
Avery Point VI CLO Ltd.
2018-6A, 2.25% (3 Month USD LIBOR + 2.00%) due 08/05/27[6,7]	2,000,000	1,960,355
NewStar Clarendon Fund CLO LLC
2015-1A, 4.60% (3 Month USD LIBOR + 4.35%) due 01/25/27[6,7]	1,500,000	1,395,453
2019-1A, 3.30% (3 Month USD LIBOR + 3.05%, Rate Floor: 0.00%) due 01/25/27[6,7]	550,000	521,176
MP CLO VIII Ltd.
2018-2A, 2.15% (3 Month USD LIBOR + 1.90%) due 10/28/27[6,7]	2,000,000	1,903,130
Dryden 50 Senior Loan Fund
2017-50A, due 07/15/30[6,12]	3,555,000	1,759,050
Exantas Capital Corporation Ltd.
2018-RSO6, 2.66% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 06/15/35[6,7]	1,800,000	1,745,787
Hunt CRE Ltd.
2017-FL1, 3.46% (1 Month USD LIBOR + 3.30%) due 08/15/34[6,7]	1,800,000	1,724,901
Cent CLO 19 Ltd.
2013-19A, 3.57% (3 Month USD LIBOR + 3.30%) due 10/29/25[6,7]	1,750,000	1,669,065
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[12]	2,322,179	1,631,613
Treman Park CLO Ltd.
2015-1A, due 10/20/28[6,12]	2,000,000	1,346,266
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[6,12]	1,694,036	1,299,599
Dryden Senior Loan Fund
due 01/15/31[12]	2,998,799	1,265,891
Diamond CLO 2019-1 Ltd.
2019-1A, 3.85% (3 Month USD LIBOR + 3.60%, Rate Floor: 3.60%) due 04/25/29[6,7]	1,000,000	992,683
Jackson Mill CLO Ltd.
2018-1A, 2.13% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 04/15/27[6,7]	1,000,000	948,137
MMCF CLO LLC
2019-2A, 2.68% (3 Month USD LIBOR + 2.40%) due 04/15/29[6,7]	950,000	927,663
Atlas Senior Loan Fund IX Ltd.
2018-9A, 2.07% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 04/20/28[6,7]	700,000	649,494
2018-9A, due 04/20/28[1,6,12]	2,600,000	164,393
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 01/14/32[6,12]	2,600,000	694,210
Voya CLO Ltd.
2013-1A, due 10/15/30[6,12]	3,000,000	593,337
Dryden 41 Senior Loan Fund
2015-41A, due 04/15/31[6,12]	1,250,000	568,394
Great Lakes CLO Ltd.
2014-1A, due 10/15/29[6,12]	1,153,846	456,811
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[6,12]	1,050,000	443,239
Venture XIII CLO Ltd.
2013-13A, due 09/10/29[6,12]	1,500,000	437,545
KVK CLO Ltd.
2013-1A, due 01/14/28[1,6,12]	2,300,000	335,655
A10 Permanent Asset Financing LLC
2017-II, 6.24% (WAC) due 06/15/51†††,6,7	250,000	244,693
Babson CLO Ltd.
2014-IA, due 07/20/25[6,12]	3,000,000	30,000

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2020

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 20.8% (continued)
Collateralized Loan Obligations - 10.8% (continued)
West CLO Ltd.
2013-1A, due 11/07/25[6,12]	1,350,000	$24,165
Total Collateralized Loan Obligations		76,313,456
Transport-Aircraft - 3.5%
AASET Trust
2019-2, 4.46% due 10/16/39[6]	3,857,403	2,672,525
2020-1A, 4.34% due 01/16/40[6]	1,959,012	1,354,644
2019-1, 3.84% due 05/15/39[6]	1,374,805	1,249,632
GAIA Aviation Ltd.
2019-1, 3.97% due 12/15/44[6,13]	5,197,217	4,453,705
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[6]	3,837,988	3,576,446
due 12/31/30†††,7	3,054,105	465,927
WAVE LLC
2019-1, 3.60% due 09/15/44[6]	2,608,058	2,399,314
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[6]	1,333,263	1,193,972
2017-1, 6.30% due 02/15/42[6]	1,191,926	852,996
Castlelake Aircraft Structured Trust 2019-1
2019-1A, 3.97% due 04/15/39[6]	1,706,545	1,547,091
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[6]	1,529,702	1,309,896
Sapphire Aviation Finance II Ltd.
2020-1A, 4.34% due 03/15/40[6]	1,870,268	1,248,981
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[6]	900,044	835,094
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[6]	909,068	816,605
Stripes Aircraft Ltd.
2013-1 A1, 3.66% due 03/20/23†††	792,522	669,348
Turbine Engines Securitization Ltd.
2013-1A, 6.38% due 12/13/48[8]	455,390	264,845
MAPS Ltd.
2019-1A, 4.46% due 03/15/44[6]	222,479	196,302
Airplanes Pass Through Trust
due 03/15/19†††,8,9	6,677,317	668
Total Transport-Aircraft		25,107,991
Financial - 2.3%
Aesf Vi Verdi LP
2.15% due 11/25/24†††	EUR 9,000,000	10,679,279
Madison Avenue Secured Funding Trust
2019-1, 1.66% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 11/11/20†††,7,8	3,300,000	3,300,000
Nassau LLC
2019-1, 3.98% due 08/15/34[6]	1,913,159	1,947,954
NCBJ
2015-1A, 5.88% due 07/08/22†††	652,910	658,401
Total Financial		16,585,634
Infrastructure - 1.6%
VB-S1 Issuer LLC
2020-1A, 6.66% due 06/15/50[6]	6,300,000	6,715,123
Diamond Issuer LLC
2020-1A, 5.93% due 07/20/50†††,6	2,700,000	2,697,354
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 5.92% due 06/15/48[6]	1,923,683	1,905,684
Total Infrastructure		11,318,161
Whole Business - 1.0%
TSGE
2017-1, 6.25% due 09/25/31†††	5,000,000	5,122,267
Wingstop Funding LLC
2018-1, 4.97% due 12/05/48[6]	990,000	1,019,918
Taco Bell Funding LLC
2018-1A, 4.32% due 11/25/48[6]	982,500	1,004,724
Total Whole Business		7,146,909
Automotive - 0.5%
Hertz Vehicle Financing II, LP
2019-3A, 2.67% due 12/26/25[6]	1,116,248	1,118,438
2017-1A, 2.96% due 10/25/21[6]	1,044,177	1,046,822
2018-1A, 3.29% due 02/25/24[6]	521,960	522,283
Hertz Vehicle Financing LLC
2016-2A, 2.95% due 03/25/22[6]	852,733	854,315

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2020

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 20.8% (continued)
Automotive - 0.5% (continued)
Hertz Vehicle Financing LLC 2018-2
2018-2A, 3.65% due 06/27/22[6]	130,566	$130,473
Total Automotive		3,672,331
Net Lease - 0.4%
CARS-DB4, LP
2020-1A, 4.95% due 02/15/50[6]	2,750,000	2,599,070
Insurance - 0.3%
LTCG Securitization Issuer LLC
2018-A, 4.59% due 06/15/48[6]	1,687,061	1,687,263
CBC Insurance Revenue Securitization LLC
2016-1, 5.25% due 07/15/46[8]	328,992	314,713
Total Insurance		2,001,976
Diversified Payment Rights - 0.2%
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††	1,100,000	1,154,593
Collateralized Debt Obligations - 0.1%
Anchorage Credit Funding 4 Ltd.
2016-4A, 5.50% due 02/15/35[6]	1,000,000	846,206
Transport-Container - 0.1%
Global SC Finance II SRL
2013-1A, 2.98% due 04/17/28[6]	533,333	533,665
Transport-Rail - 0.0%
Trinity Rail Leasing, LP
2009-1A, 6.66% due 11/16/39[6]	147,440	160,636
Total Asset-Backed Securities
(Cost $163,795,377)		147,440,628
U.S. TREASURY BILLS†† - 3.9%
U.S. Treasury Bills
0.15% due 10/29/20[14]	5,222,000	5,221,138
0.09% due 10/08/20[1,14]	4,850,000	4,849,520
0.05% due 12/31/20[1,14]	4,000,000	3,998,387
0.01% due 09/24/20[1,14]	3,000,000	2,999,827
0.11% due 03/25/21[14]	3,000,000	2,997,822
0.08% due 11/12/20[1,14]	2,000,000	1,999,580
0.09% due 11/27/20[1,14]	2,000,000	1,999,462
0.09% due 12/03/20[1,14]	2,000,000	1,999,432
0.17% due 11/05/20[1,14]	1,000,000	999,815
0.17% due 11/19/20[1,14]	500,000	499,882
0.10% due 12/17/20[1,14]	400,000	399,866
Total U.S. Treasury Bills
(Cost $27,966,016)		27,964,731

SENIOR FIXED RATE INTERESTS†† - 0.1%
Communications - 0.1%
MHGE Parent LLC
11.00% due 04/20/22†††	900,000	647,460
Total Senior Fixed Rate Interests
(Cost $890,748)		647,460
MUNICIPAL BONDS†† - 0.1%
Oklahoma - 0.1%
Oklahoma Development Finance Authority Revenue Bonds
5.45% due 08/15/28	400,000	469,520
Total Municipal Bonds
(Cost $400,000)		469,520

	Notional Value/Contracts
OTC OPTIONS PURCHASED†† - 0.3%
Put options on:
Citibank N.A., New York 2Y-10 CMS CAP
Expiring July 2022 with strike price of $0.40	441,000,000	1,592,010
Bank of America, N.A. 2Y-10 CMS CAP
Expiring July 2022 with strike price of $0.61	165,000,000	394,350
Bank of America, N.A. 2Y-10 CMS CAP
Expiring July 2022 with strike price of $0.40	53,000,000	191,330
Total OTC Options Purchased
(Cost $1,391,950)		2,177,690
Total Investments - 144.6%
(Cost $1,047,468,988)		$1,026,773,632
LISTED OPTIONS WRITTEN† - (0.3)%
Call options on:
S&P 500 Index
Expiring September 2020 with strike price of $3,390.00 (Notional Value $51,804,588)	148	(2,015,020)
Total Listed Options Written
(Premiums received $864,005)		(2,015,020)
Other Assets & Liabilities, net - (44.3)%		(314,547,751)
Total Net Assets - 100.0%		$710,210,861

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	296	Sep 2020	$51,689,000	$6,368,182

Centrally Cleared Credit Default Swap Agreements Protection Sold††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation**
BofA Securities, Inc.	ICE	CDX.NA.HY.34.V8	5.00%	Quarterly	06/20/25	$38,781,000	$(2,202,761)	($127,538)	$2,330,299

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.78%	Quarterly	07/09/35	$1,430,000	$ 32,404	$ 311	$ 32,093
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.67%	Quarterly	08/21/30	6,000,000	31,020	347	30,673
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.63%	Quarterly	07/10/30	3,430,000	28,400	618	27,782
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.53%	Quarterly	08/03/30	1,410,000	26,593	309	26,284
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.54%	Quarterly	08/04/30	1,410,000	24,873	309	24,564
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.60%	Quarterly	07/13/30	1,450,000	16,965	824	16,141
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.59%	Quarterly	07/14/30	1,320,000	16,354	306	16,048
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.64%	Quarterly	08/24/30	1,220,000	9,870	309	9,561
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.62%	Quarterly	07/10/30	860,000	7,998	302	7,696
								$194,477	$3,635	$190,842

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2020

Total Return Swap Agreements

Counterparty	Reference Obligation	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Fixed Income Index Swap Agreements††
Bank of America, N.A.	iShares iBoxx $ High Yield Corporate Bond ETF	0.41%	Monthly	12/16/20	130,000	$11,053,900	$343,200
BNP Paribas	iShares iBoxx $ High Yield Corporate Bond ETF	0.46%	Monthly	11/03/20	451,630	38,402,099	(90,326)
						$49,455,999	$252,874

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at August 31, 2020	Unrealized Appreciation (Depreciation)
Citibank N.A., New York	11,240,000	BRL	07/01/21	$2,716,437	$2,120,746	$595,691
Goldman Sachs International	5,700,000	BRL	07/01/21	1,335,364	1,075,467	259,897
JPMorgan Chase Bank, N.A.	3,000,000	BRL	07/01/21	712,673	566,035	146,638
JPMorgan Chase Bank, N.A.	407,203,500	JPY	09/01/20	3,870,646	3,844,916	25,730
Bank of America, N.A.	239,000	EUR	09/30/20	282,033	285,384	(3,351)
Barclays Bank plc	980,000	EUR	09/16/20	1,156,335	1,169,823	(13,488)
Bank of America, N.A.	4,363,200	ILS	04/30/21	1,293,950	1,309,940	(15,990)
Goldman Sachs International	5,707,550	ILS	01/31/22	1,691,893	1,722,980	(31,087)
Goldman Sachs International	4,841,027	ILS	02/01/21	1,410,168	1,449,524	(39,356)
Barclays Bank plc	1,357,000	GBP	09/16/20	1,769,106	1,813,753	(44,647)
Goldman Sachs International	16,654,900	ILS	04/30/21	4,882,149	5,000,211	(118,062)
JPMorgan Chase Bank, N.A.	8,760,000	EUR	09/30/20	9,854,054	10,460,101	(606,047)
						$155,928

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at August 31, 2020	Unrealized Appreciation (Depreciation)
Goldman Sachs International	21,018,100	ILS	04/30/21	$5,892,377	$6,310,151	$417,774
Goldman Sachs International	5,707,550	ILS	01/31/22	1,554,800	1,722,980	168,180
Goldman Sachs International	4,841,027	ILS	02/01/21	1,354,445	1,449,524	95,079
JPMorgan Chase Bank, N.A.	48,000	EUR	09/30/20	54,252	57,316	3,064
Citibank N.A., New York	19,940,000	BRL	07/01/21	3,831,370	3,762,248	(69,122)
JPMorgan Chase Bank, N.A.	407,203,500	JPY	09/01/20	3,944,471	3,844,916	(99,555)
						$515,420

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2020

1
All or a portion of these securities have been physically segregated in connection with futures contracts, options, borrowings, reverse repurchase agreements and unfunded loan commitments.  As of August 31, 2020, the total value of segregated securities was $259,201,059.

2	Affiliated issuer.
3	Perpetual maturity.
4	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
5	Rate indicated is the 7-day yield as of August 31, 2020.
6
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $288,145,991 (cost $288,145,990), or 40.6% of total net assets.

7
Variable rate security.  Rate indicated is the rate effective at August 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

8
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $30,684,160 (cost $40,820,759), or 4.3% of total net assets — See Note 7.

9	Security is in default of interest and/or principal obligations.
10	Payment-in-kind security.
11	Security is an interest-only strip.
12	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
13	Security is a step down bond, with a coupon rate until November 14, 2026. Future rate is 2.00% with a reset date of November 15, 2026.
14	Rate indicated is the effective yield at the time of purchase.
15
Variable rate security. Rate indicated is the rate effective at August 31, 2020. The rate is linked to the volatility-adjusted performance of the series 1 securities due 2069 of the underlying company, Alphas Managed Accounts Platform LXXIX Limited.

BofA — Bank of America
BRL — Brazilian Real
CDX.NA.HY.34.V8 — Credit Default Swap North American High Yield Series 34 Index Version 8
CME — Chicago Mercantile Exchange
CMS — Constant Maturity Swap
EURIBOR — European Interbank Offered Rate
EUR — Euro
GBP — British Pound
ICE — Intercontinental Exchange
ILS — Israeli New Shekel
JPY — Japanese Yen
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2020

The following table summarizes the inputs used to value the Fund’s investments at August 31, 2020 (See Note 4 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$22,387,960	$253,811	$1,273,990	$23,915,761
Preferred Stocks	3,543,400	8,894,560	—	12,437,960
Closed-End Funds	39,976,365	—	—	39,976,365
Money Market Fund	2,100,742	—	—	2,100,742
Corporate Bonds	—	286,843,435	20,986,209	307,829,644
Senior Floating Rate Interests	—	229,619,255	55,021,046	284,640,301
Collateralized Mortgage Obligations	—	157,436,174	19,736,656	177,172,830
Asset-Backed Securities	—	122,448,098	24,992,530	147,440,628
U.S. Treasury Bills	—	27,964,731	—	27,964,731
Senior Fixed Rate Interests	—	—	647,460	647,460
Municipal Bonds	—	469,520	—	469,520
Options Purchased	—	2,177,690	—	2,177,690
Equity Futures Contracts*	6,368,182	—	—	6,368,182
Credit Default Swap Agreements*	—	2,330,299	—	2,330,299
Interest Rate Swap Agreements*	—	190,842	—	190,842
Total Return Swap Agreements*	—	343,200	—	343,200
Forward Foreign Currency Exchange Contracts*	—	1,712,053	—	1,712,053
Total Assets	$74,376,649	$840,683,668	$122,657,891	$1,037,718,208

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$2,015,020	$—	$—	$2,015,020
Total Return Swap Agreements*	—	90,326	—	90,326
Forward Foreign Currency Exchange Contracts*	—	1,040,705	—	1,040,705
Unfunded Loan Commitments (Note 6)	—	—	311,924	311,924
Total Liabilities	$2,015,020	$1,131,031	$311,924	$3,457,975

* This derivative is reported as unrealized appreciation/depreciation at period end. Please refer to the detailed Schedule of Investments for a breakdown of investment type by industry category.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $176,655,142 are categorized as Level 2 within the disclosure hierarchy — See Note 3.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at August 31, 2020	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$ 18,325,160	Yield Analysis	Yield	2.4%-13.0%	3.5%
Asset-Backed Securities	5,997,354	Model Price	Purchase Price	—	—
Asset-Backed Securities	670,016	Option Adjusted Spread off prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	14,933,431	Model Price	Purchase Price	—	—
Collateralized Mortgage Obligations	4,803,225	Option Adjusted Spread off prior month end broker quote	Broker Quote	—	—
Common Stocks	755,446	Third Party Pricing	Broker Quote	—	—
Common Stocks	518,544	Enterprise Value	Valuation Multiple	2.0x-15.8x	10.1x
Corporate Bonds	10,039,500	Third Party Pricing	Broker Quote	—	—
Corporate Bonds	7,545,112	Option Adjusted Spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	2,193,818	Yield Analysis	Yield	4.8%-8.5%	6.9%
Corporate Bonds	1,058,275	Enterprise Value	Valuation Multiple	5.1x	5.1x
Corporate Bonds	141,588	Model Price	Purchase Price	—	—
Corporate Bonds	7,916	Model Price	Liquidation Value	—	—
Senior Fixed Rate Interests	647,460	Enterprise Value	Valuation Multiple	9.8x	—
Senior Floating Rate Interests	34,560,800	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	11,916,241	Yield Analysis	Yield	3.7%-15.1%	5.8%
Senior Floating Rate Interests	5,245,992	Model Price	Market Comparable Yields	5.9%-11.9%	7.2%
Senior Floating Rate Interests	2,678,089	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	619,924	Enterprise Value	Valuation Multiple	9.8x	9.8x
Total Assets	$122,657,891
Liabilities:
Unfunded Loan Commitments	$ 311,924	Model Price	Purchase Price	–—	–—

* Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, market comparable yields, liquidation value or valuation multiples would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines were revised to classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3 rather than Level 2, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended August 31, 2020, the Fund had securities with a total value of $11,001,122 transfer into Level 3 from Level 2 due to lack of observable inputs and had securities with a total value of $14,896,525 transfer into Level 2 from Level 3 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended August 31, 2020:

	Assets							Liabilities
	Asset Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Senior Fixed Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$21,167,927	$4,210,076	$7,533,032	$58,004,230	$1,179,186	$584,338	$92,678,789	$(266,911)
Purchases/(Receipts)	2,700,000	15,000,033	14,023,769	4,210,468	-	-	35,934,270	(450,599)
(Sales, maturities and paydowns)/Fundings	(146,671)	(205,930)	(292,509)	(4,936,257)	-	-	(5,581,367)	39,467
Amortization of premiums/discounts	101,937	(1,964)	8,397	80,162	-	1,414	189,946	(1,052)
Total realized gains (losses) included in earnings	-	-	-	1,220	-	-	1,220	2,354
Total change in unrealized appreciation (depreciation) included in earnings	1,169,337	734,441	(286,480)	1,556,626	94,804	61,708	3,330,436	364,817
Transfers into Level 3	-	-	-	11,001,122	-	-	11,001,122	-
Transfers out of Level 3	-	-	-	(14,896,525)	-	-	(14,896,525)	-
Ending Balance	$24,992,530	$19,736,656	$20,986,209	$55,021,046	$1,273,990	$647,460	$122,657,891	$(311,924)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at August 31, 2020	$1,169,337	$734,441	$(286,480)	$1,274,175	$94,804	$61,708	$3,047,985	$341,606

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2020

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Security Name	Value 05/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 08/31/20	Shares 08/31/20
Common Stocks
BP Holdco LLC*	$16,061	$–	$–	$–	$3,358	$19,419	55,076
Targus Group International Equity, Inc.*	23,091	–	–	–	3,966	27,057	12,989
	$39,152	$–	$–	$–	$7,324	$46,476

*	Non-income producing security.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2020

Note 1 – Organization
Guggenheim Strategic Opportunities Fund (the “Fund”) was organized as a Delaware statutory trust on November 13, 2006. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is to maximize total return through a combination of current income and capital appreciation.

For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Note 2 – Significant Account Policies
The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments
The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund’s securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their net asset value per share (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2020

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Valuation Committee.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options are valued using a price provided by a pricing service.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of interest rate swap agreements entered into by the Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined using the previous day’s Chicago Mercantile Exchange close price, adjusted for the current day’s spreads.

The values of other swap agreements entered into by the Fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the NYSE.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GFIA subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

Note 3 – Derivatives
As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 2 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2020

financial position and results of operations.

The Fund utilized derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedule of Investments.

Swap Agreements
A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) or a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return  swaps the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2020

Interest rate swaps involve the exchange by the Fund with another party for its respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. The Fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure similar to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit event occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the default recovery of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC  credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the market value of the Fund’s assets.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2020

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

Foreign Investments
There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Fund monitors the counterparty credit risk.

Note 4 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2020

significant portion of the Fund’s assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5– Federal Income Tax Information
The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At August 31, 2020, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$ 1,046,609,097	$ 43,315,586	$ (55,352,526)	$ (12,036,940)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2020

Note 6 – Unfunded Loan Commitments
Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of August 31, 2020. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of August 31, 2020, were as follows:

Borrower	Maturity Date		Face Amount*	Value
Alexander Mann	12/16/24	GBP	77,135	$18,040
AmeriLife Holdings LLC	03/18/27		46,667	817
Aspect Software, Inc.	07/15/23		211,650	2,054
BCPE Empire Holdings, Inc.	06/11/26		63,734	2,151
CCC Information Services, Inc.	04/27/22		1,250,000	8,437
Examworks Group, Inc.	01/27/23		1,100,000	41,600
EyeCare Partners LLC	02/18/27		331,081	23,536
Fortis Solutions Group LLC	12/15/23		163,320	817
Galls LLC	01/31/24		54,253	4,023
OEConnection LLC	09/25/26		100,271	4,011
Packaging Coordinators Midco, Inc.	07/01/21		1,200,000	12,840
Pro Mach Group, Inc.	03/07/25		350,000	12,250
SHO Holding I Corp.	04/27/24		433,780	125,796
Solera LLC	12/03/22		2,733,000	50,014
Trader Interactive	06/15/23		115,385	5,538
				$311,924

* The face amount is denominated in U.S. dollars unless otherwise indicated. GBP – British Pound

Note 7 – Restricted Securities
The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
Airplanes Pass Through Trust
2001-1A due 03/15/19[2]	10/14/09	$5,384,675	$668
Atlas Mara Ltd.
8.00% due 12/31/20	10/01/15	2,168,176	1,738,000
Basic Energy Services, Inc.
10.75% due 10/15/23	09/25/18	496,721	100,000
Beverages & More, Inc.
11.50% due 06/15/22	06/16/17	633,861	552,500
CBC Insurance Revenue Securitization LLC
2016-1A 5.25% due 07/15/46	08/09/19	320,339	314,713
Exide International Holdings, LP
due 10/31/21[2]	05/31/19	719,724	643,250
Exide Technologies
due 10/31/24[2]	07/02/19	2,085,196	422,941
FDF I Ltd.
2015-1A, 7.50% due 11/12/30	04/22/16	989,966	865,535
FDF II Ltd.
2016-2A, 7.70% due 05/12/31	04/15/16	2,984,913	2,597,901
FKRT
5.47% due 07/03/23	06/12/20	14,794,100	14,933,431
FLNG Liquefaction 2 LLC
4.13% due 03/31/38[3]	07/23/19	231,717	257,575
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1 5.50% (WAC) due 11/25/52[1]	09/10/19	3,653,732	3,406,504
Madison Avenue Secured Funding Trust
2019-1, 1.66% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 11/11/20[1]	09/09/19	3,300,000	3,300,000
Mirabela Nickel Ltd.
due 06/24/19[2]	12/31/13	1,259,370	69,409
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27[3]	12/17/12	1,347,339	1,216,888
Turbine Engines Securitization Ltd.
2013-1A, 6.38% due 12/13/48	11/27/13	450,930	264,845
		$40,820,759	$30,684,160

1
Variable rate security.  Rate indicated is the rate effective at August 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

2	Security is in default of interest and/or principal obligations.
3	All or a portion of these securities have been physically segregated in connection with borrowings.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2020

Note 8 – COVID-19 and Recent Devlopments
The global ongoing crisis caused by the outbreak of COVID-19 is causing materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, and adversely impacting local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions all over the world, the Fund’s investments and a shareholder’s investment in the Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Fund, the Fund, its service providers, the markets in which it invests and market intermediaries are also impacted by quarantines and similar measures intended to contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational risks.

OTHER INFORMATION (Unaudited)	August 31, 2020

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.